Discontinued Operation (Details) - Schedule of Net Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Schedule of Net Cash Flows [Abstract]
Net cash used in operating activities		$ (374,683)	$ (4,397,911)
Net cash generated from investing activities		35,548	342,158
Net cash (used in) generated from financing activities		(126,787)	3,591,469
Net cash outflow from discontinued operation		$ (465,922)	$ (464,284)